Limited Term Tax-Exempt Bond Fund of America® Summary prospectus October 1, 2018 (as supplemented January 1, 2019)

Class	A	C	T	F-1	F-2	F-3
	LTEBX	LTXCX	TLTTX	LTXFX	LTEFX	FLTEX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, each dated October 1, 2018 (and in each case, as supplemented to date), are incorporated by reference into this summary prospectus.

Investment objective The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 45 of the prospectus and on page 86 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none
Other expenses	0.06	0.11	0.11	0.19	0.18	0.07
Total annual fund operating expenses	0.59	1.34	0.59	0.67	0.41	0.30

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

1     Limited Term Tax-Exempt Bond Fund of America / Summary prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	For the share class listed	Share class:	C
1 year	$309	$ 236	$309	$ 68	$ 42	$ 31	to the right, you would pay	1 year	$ 136
3 years	434	425	434	214	132	97	the following if you did not	3 years	425
5 years	571	734	571	373	230	169	redeem your shares:	5 years	734
10 years	969	1,613	969	835	518	381		10 years	1,613

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Limited Term Tax-Exempt Bond Fund of America / Summary prospectus     2

Principal investment strategies Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum tax.

The fund invests primarily in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB and Baa by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit. The dollar-weighted average effective maturity of the fund’s portfolio is between three and 10 years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

3     Limited Term Tax-Exempt Bond Fund of America / Summary prospectus

Principal risks This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in municipal securities — The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold or converted to cash without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Limited Term Tax-Exempt Bond Fund of America / Summary prospectus     4

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short-Intermediate Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A — Before taxes	10/6/1993	0.19%	0.90%	2.71%	3.78%
— After taxes on distributions		0.19	0.90	2.71	N/A
— After taxes on distributions and sale of fund shares		0.98	1.21	2.71	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	3/15/2001	1.01%	0.67%	2.21%	2.80%
F-1	3/15/2001	2.69	1.34	2.91	3.24
F-2	8/18/2008	2.95	1.59	N/A	3.18

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Bloomberg Barclays Municipal Short-Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	3.03%	1.78%	3.30%	4.13%
Lipper Short-Intermediate Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	1.81	1.02	2.37	3.40
Class A annualized 30-day yield at July 31, 2018: 1.64% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

5     Limited Term Tax-Exempt Bond Fund of America / Summary prospectus

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark Marinella President	Less than 1 year	Vice President – Capital Fixed Income Investors
Aaron Applebaum Vice President	4 years	Partner – Capital Fixed Income Investors

Limited Term Tax-Exempt Bond Fund of America / Summary prospectus     6

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1,000,000.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com.

Tax information Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

You can access the fund’s statutory prospectus or SAI at americanfunds.com/prospectus.

MFGEIPX-043-0119P Litho in USA CGD/DFS/8020 Investment Company File No. 811-07888

Summary Prospectus Supplement January 1, 2019

For the following funds with summary prospectuses dated October 1, 2018:

American Funds Short-Term Tax-Exempt Bond Fund®

Limited Term Tax-Exempt Bond Fund of America®

1.	The information under the heading “Portfolio managers” in the “Management” section of the American Funds Short-Term Tax-Exempt Bond Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Aaron Applebaum President	2 years	Partner – Capital Fixed Income Investors
Mark Marinella Vice President	Less than 1 year	Vice President – Capital Fixed Income Investors

2.	The information under the heading “Portfolio managers” in the “Management” section of the Limited Term Tax-Exempt Bond Fund of America summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark Marinella President	Less than 1 year	Vice President – Capital Fixed Income Investors
Aaron Applebaum Vice President	4 years	Partner – Capital Fixed Income Investors

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

Printed on paper containing 30% post-consumer waste	Compostable at home or at available composting facilities

Lit. No. MFGEBS-303-0119P Litho in USA CGD/ALD/10039-S69883